ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Accumulated Deficit	$ 14,456,745		$ 14,456,745		$ 11,231,967
Line Of Credit Facility, Maximum Borrowing Capacity					1,500,000
Line of Credit Facility, Remaining Borrowing Capacity	1,000,000		1,000,000		1,100,000
Line of Credit Facility, Cash Available for use	1,600,000		1,600,000		1,100,000
Cash and Cash Equivalents	149,521		149,521		7,479
Proceeds from debt					1,000,000
Revenues	179,744	$ 443,087	560,069	$ 722,959	1,030,113	$ 6,641
Upfront license fees					375,000
Product sales					655,113	$ 6,641
Accounts receivable	37,885		37,885		$ 200,000
Concentration Risk, Percentage					10.00%
Finite-Lived Intangible Assets, Amortization Expense, Year One to Five	589,400		589,400		$ 115,000
Finite-Lived Intangible Assets, Amortization Expense, after Year Five	$ 2,517,700		2,517,700		480,000
Revenue Recognition, Sales Returns, Reserve for Sales Returns			$ 14,000		26,000
September 2014 Debenture [Member]
Proceeds from debt					$ 400,000